Non-current receivables - Schedule of non-current receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Shareholders loans to joint ventures	$ 2	$ 24
Derivatives	0	18,091
Other non-current receivables	1,622	13,855
Lease receivables	1,263	2,854
Investment	1	1
Total non-current receivables	$ 2,888	$ 34,825